Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Current assets
Cash and cash equivalents	$ 203,104	$ 193,862
Restricted cash	24,175	16,488
Accounts receivable, net	40,322	30,371
Inventories	18,004	18,568
Prepaid expenses and other current assets	37,873	46,214
Income taxes receivable	5,185	2,444
Total current assets	328,663	307,947
Property and equipment, net	2,539,786	2,605,169
Other assets, net	81,128	49,205
Intangible assets, net	842,946	881,954
Goodwill, net	888,224	826,476
Deferred Income Taxes and Other Assets, Noncurrent	5,183	0
Total assets	4,685,930	4,670,751
Current liabilities
Accounts payable	106,323	84,086
Current maturities of long-term debt	23,981	30,336
Accrued liabilities	255,146	257,554
Income tax payable	21	0
Total current liabilities	385,471	371,976
Long-term debt, net of current maturities and debt issuance costs	3,051,899	3,199,119
Deferred income taxes	86,657	81,454
Other long-term tax liabilities	3,447	3,307
Other liabilities	61,229	84,715
Commitments and contingencies (Note 9)
Stockholders’ equity
Preferred stock, $0.01 par value, 5,000,000 shares authorized	0	0
Common stock, $0.01 par value, 200,000,000 shares authorized; 112,634,418 and 112,896,377 shares outstanding	1,126	1,129
Additional paid-in capital	931,858	953,440
Retained earnings (accumulated deficit)	164,425	(23,824)
Accumulated other comprehensive loss	(182)	(615)
Total Boyd Gaming Corporation stockholders’ equity	1,097,227	930,130
Noncontrolling interest	0	50
Total stockholders’ equity	1,097,227	930,180
Total liabilities and stockholders’ equity	$ 4,685,930	$ 4,670,751